UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim MidCap Value Portfolio

Annual Report

December 31, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim MidCap Value Fund

Market Overview

The Russell Mid Cap Value Index returned -38.84% for the period May 16, 2008 through December 31, 2008. All ten sectors in the Index were down for the period, with the Energy (-59.1%) and Consumer Discretionary (-50.8%) sectors losing the most ground. The Financials sector (-40.8%) was the largest detractor (weight times performance) from Index returns.

Portfolio Positioning

Returns to the investment themes were positive overall for the period. Profitability contributed most positively to relative returns, followed by Quality, Momentum and Sentiment. Conversely, Valuation detracted from excess returns, while Management was relatively flat for the period.

Among sectors, stock selection was positive overall. Holdings in the Financials and Consumer Discretionary sectors outpaced their peers in the benchmark the most. In contrast, stock picks in the Materials and Consumer Staples sectors were the least successful relative to their peers in the benchmark.

On an individual stock level, overweight positions in Arch Capital Group (1.6% of the Fund) and BJ’s Wholesale Club, Inc. (0.7%), as well as an underweight position in Washington Mutual (0%) contributed most positively to excess returns. On the downside, overweight positions in CBS Corp. (0.6%) and AMB Property Corp. (0.5%), as well as an underweight position in AON Corp. (0.3%), were among the largest detractors from relative performance.

Extraordinary moves in global financial markets created an unprecedented period of market distress as credit spreads, both implied and realized volatilities, and investor risk aversion remained at persistently elevated levels.

After five years of strong performance in most major equity indices, 2008 was one of the most challenging years in the history of equity markets. The S&P 500 and the Russell 2000 Indices were down approximately 37.0% and 33.8%, respectively, and the MSCI EAFE and MSCI World Indices fell 43.4% and 40.7%. In contrast to 2007, value outperformed growth and large-cap stocks lagged small-cap stocks in the U.S.

While the markets have been unusually turbulent, we stand behind our investment philosophy; sound economic investment principles, coupled with a disciplined quantitative approach, can provide potentially strong, uncorrelated returns over the long-term. Our research agenda is robust and we continue to enhance our existing models, add new proprietary forecasting signals, and improve our trading execution in order to provide more value to our clients.

MAXIM MIDCAP	RUSSELL
VALUE	MIDCAP VALUE

	BALANCE	BALANCE

	10,000.00	10,000.00
2008	6,350.00	6,116.00

Maxim MidCap Value Portfolio

Total Return –

Since inception:	-36.50%

Portfolio Inception:	May 15, 2008

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim MidCap Value Portfolio, made at its inception, with the performance of the Russell MidCap Value Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Mid-Cap Value Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2008, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from May 15, 2008 (inception) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Mid-Cap Value Portfolio of the Maxim Series Fund, Inc. as of as of December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 15, 2008 (inception) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 26, 2009

MAXIM SERIES FUND, INC.

Maxim MidCap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
Investments in securities, market value (1)	$169,638,846
Cash	1,484,813
Dividends receivable	494,274
Subscriptions receivable	263,315
Receivable for investments sold	1,678,676
Variation margin on futures contracts	16,114

Total assets	173,576,038

LIABILITIES:
Due to investment adviser	186,210
Redemptions payable	656,845
Payable for investments purchased	68,516

Total liabilities	911,571

NET ASSETS	$172,664,467

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,745,236
Additional paid-in capital	250,754,298
Net unrealized depreciation on investments and futures contracts	(47,495,878)
Accumulated net realized loss on investments and futures contracts	(33,339,189)

NET ASSETS	$172,664,467

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$6.29

SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	27,452,358

(1) Cost of investments in securities:	$217,143,156

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
PERIOD FROM MAY 15, 2008 (INCEPTION) TO DECEMBER 31, 2008

INVESTMENT INCOME:
Interest	$8,626
Dividends	3,286,566

Total income	3,295,192

EXPENSES:
Management fees	1,499,487

NET INVESTMENT INCOME	1,795,705

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(38,081,959)
Net realized gain on futures contracts	4,471,017
Change in net unrealized depreciation on investments	(47,504,310)
Change in net unrealized appreciation on futures contracts	8,432

Net realized and unrealized loss on investments	(81,106,820)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(79,311,115)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 15, 2008 (INCEPTION) TO DECMEBER 31, 2008

2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,795,705
Net realized loss on investments	(38,081,959)
Net realized gain on futures contracts	4,471,017
Change in net unrealized depreciation on investments	(47,504,310)
Change in net unrealized appreciation on futures contracts	8,432

Net decrease in net assets resulting from operations	(79,311,115)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,570,833)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	302,268,529
Reinvestment of distributions	1,570,833
Redemptions of shares	(50,292,947)

Net increase in net assets resulting from share transactions	253,546,415

Total increase in net assets	172,664,467

NET ASSETS:
Beginning of period	0

End of period	$172,664,467

OTHER INFORMATION:

SHARES:
Sold	33,584,009
Issued in reinvestment of distributions	258,865
Redeemed	(6,390,516)

Net increase	27,452,358

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Period Ended December 31, 2008 +

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations

Net investment income	0.06
Net realized and unrealized loss	(3.71)

Total Loss From Investment Operations	(3.65)

Less Distributions

From net investment income	(0.06)

Total Distributions	(0.06)

Net Asset Value, End of Period	$6.29

Total Return ±	(36.50%)	w

Net Assets, End of Period ($000)	$172,664

Ratio of Expenses to Average Net Assets	1.25%	*

Ratio of Net Investment Income to Average Net Assets	1.50%	*

Portfolio Turnover Rate	100.57%	w

+	The portfolio commenced operations on May 15, 2008.

w	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on May 15, 2008. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2008, 100% of the Portfolio’s investments were valued using Level 1 inputs. At no point during the year did the Portfolio hold securities valued with Level 3 inputs.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. Accordingly, no provision for federal income or excise taxes has been made. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, the Portfolio is evaluating the impact, if any, of FAS 161 on financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.25% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $180,900 for the year ended December 31, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $444,812,095 and $194,074,669, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2008, the U.S. Federal income tax cost basis was $219,154,051. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,252,008 and gross depreciation of securities in which there was an excess of tax cost over value of $53,767,213 resulting in net depreciation of $49,515,205.

5.	FUTURES CONTRACTS

As of December 31, 2008, the Portfolio had 27 open S&P 500 Emini long futures contracts. The contracts expire in March 2009 and the Portfolio has recorded unrealized appreciation of $8,432.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2008 was from ordinary income in the amount of $1,570,833.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	0

Net accumulated earnings	0

Net unrealized depreciation on investments	(49,515,205)
Capital loss carryforwards	(14,390,213)
Post-October losses	(16,929,649)

Tax composition of capital	$(80,835,067)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2008 the Portfolio reclassified permanent book and tax differences of $46,881 from paid-in capital to undistributed net investment income and $271,753 from undistributed net investment income to accumulated net realized loss on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2008, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $14,390,213, which expires in the year 2016.

The Portfolio had current year post-October losses of $16,929,649.

7.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2008, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares		Value ($)

AGRICULTURE — 1.63%
39,128	Bunge Ltd	2,025,657
25,386	Corn Products International Inc	732,386
		$2,758,043

AIR FREIGHT — 0.16%
7,917	Expeditors International of Washington Inc	263,399
		$263,399

AIRLINES — 0.69%
8,317	AMR Corp *	88,742
4,452	Continental Airlines Inc *	80,403
15,272	Delta Air Lines Inc *	175,017
96,472	Southwest Airlines Co	831,589
		$1,175,751

AUTO PARTS & EQUIPMENT — 0.53%
7,960	Autoliv Inc	170,822
12,152	Goodyear Tire & Rubber Co *	72,547
36,415	Johnson Controls Inc	661,296
		$904,665

AUTOMOBILES — 0.15%
114,026	Ford Motor Co *	261,120
		$261,120

BANKS — 5.84%
39,756	Bancorpsouth Inc	928,700
16,889	Bank of Hawaii Corp	762,876
5,484	City National Corp	267,071
36,264	Comerica Inc	719,840
2,109	Commerce Bancshares Inc	92,691
7,478	Cullen/Frost Bankers Inc	378,985
67,715	Fifth Third Bancorp	559,326
474	First Citizens BancShares Inc	72,427
11,422	Fulton Financial Corp	109,880
78,719	Huntington Bancshares Inc	602,988
7,365	M&T Bank Corp	422,825
53,895	Marshall & Ilsley Corp	735,128
154,247	Regions Financial Corp	1,227,805
8,088	SunTrust Banks Inc	238,920
120,660	Synovus Financial Corp	1,001,477
7,181	Valley National Bancorp	145,415
32,121	Whitney Holding Corp	513,615
26,566	Wilmington Trust Corp	590,828
21,847	Zions Bancorp	535,470
		$9,906,267

BIOTECHNOLOGY — 1.03%
4,014	Biogen Idec Inc *	191,187
13,730.4	Facet Biotech Corp *	131,675
21,753	Gilead Sciences Inc *	1,112,448
49,134	PDL BioPharma Inc	303,648
		$1,738,958

BROADCAST/MEDIA — 2.49%
7,698	Ascent Media Corp *	168,124
15,250	Cablevision Systems Corp	256,810
115,287	CBS Corp	944,201
19,356	Comcast Corp	319,960
11,150	DIRECTV Group Inc *	255,447
10,569	Discovery Communications Inc Class A *	149,657
8,326	DISH Network Corp *	92,335
7,569	DreamWorks Animation SKG Inc *	191,193
38,338	Hearst-Argyle Television Inc	232,328
8,213	Scripps Networks Interactive Inc	180,686
61,639	Time Warner Inc	620,088
132,961	Virgin Media Inc	663,475
6,533	Walt Disney Co	148,234
		$4,222,538

BUILDING MATERIALS — 0.56%
30,084	Armstrong World Industries Inc	650,416
5,143	Owens Corning Inc *	88,974
2,955	Vulcan Materials Co	205,609
		$944,999

CHEMICALS — 1.53%
2,031	Airgas Inc	79,189
36,783	Chemtura Corp	51,496
12,677	Cytec Industries Inc	269,006
2,775	Eastman Chemical Co	87,995
16,775	FMC Corp	750,346
14,797	Huntsman Corp	50,902
1,871	Lubrizol Corp	68,086
12,291	Monsanto Co	864,671
1,165	Rohm & Haas Co	71,985
10,134	RPM Inc	134,681
9,435	Valspar Corp	170,679
		$2,599,036

COMMUNICATIONS - EQUIPMENT — 0.36%
118,850	Brocade Communications Systems Inc *	332,780
65,464	Tellabs Inc *	269,712
		$602,492

COMPUTER HARDWARE & SYSTEMS — 0.95%
5,983	Lexmark International Group Inc Class A *	160,943
16,331	NetApp Inc *	228,144
29,001	QLogic Corp *	389,774

56,120	Seagate Technology	247,489
84,096	Sun Microsystems Inc *	321,247
18,186	Teradata Corp *	269,698
		$1,617,295

COMPUTER SOFTWARE & SERVICES — 0.63%
11,963	Adobe Systems Inc *	254,691
2,349	Autodesk Inc *	46,158
35,339	Cadence Design Systems Inc *	129,341
15,493	HLTH Corp *	162,057
4,626	Sohu.com Inc *	218,995
9,802	VeriSign Inc *	187,022
2,643	VMware Inc *	62,613
		$1,060,877

CONGLOMERATES — 0.05%
1,811	Teleflex Inc	90,731
		$90,731

CONTAINERS — 1.98%
37,936	AptarGroup Inc	1,336,866
5,200	Ball Corp	216,268
17,949	Bemis Co Inc	425,032
3,386	Crown Holdings Inc *	65,011
16,612	Owens-Illinois Inc *	454,006
12,924	Pactiv Corp *	321,549
29,428	Sealed Air Corp	439,654
22,399	Temple-Inland Inc	107,515
		$3,365,901

COSMETICS & PERSONAL CARE — 0.56%
23,111	Alberto-Culver Co	566,450
3,132	Avon Products Inc	75,262
14,601	Herbalife Ltd	316,550
		$958,262

DISTRIBUTORS — 0.55%
20,627	Genuine Parts Co	780,938
16,691	United Rentals Inc *	152,222
		$933,160

ELECTRIC COMPANIES — 8.18%
23,201	Alliant Energy Corp	677,005
59,169	American Electric Power Co Inc	1,969,144
16,589	Consolidated Edison Inc	645,810
25,669	DPL Inc	586,280
5,522	DTE Energy Co	195,755
40,991	Edison International	1,316,631
1,317	Exelon Corp	73,238
25,315	Hawaiian Electric Industries Inc	560,474
50,809	Integrys Energy Group Inc	2,183,772
38,008	Northeast Utilities	914,472
73,896	OGE Energy Corp	1,905,039
12,063	Pepco Holdings Inc	214,239
28,276	PG&E Corp	1,094,564
8,319	Pinnacle West Capital Corp	267,289

10,458	Progress Energy Inc	416,751
24,945	Puget Energy Inc	680,250
4,299	TECO Energy Inc	53,093
2,811	Wisconsin Energy Corp	118,006
		$13,871,812

ELECTRONIC INSTRUMENTS & EQUIPMENT — 2.18%
15,324	Cooper Industries Inc	447,921
15,081	Emerson Electric Co	552,115
23,669	Harman International Industries Inc	395,982
98,330	Ingram Micro Inc *	1,316,639
3,945	Roper Industries Inc	171,252
41,196	Tech Data Corp *	734,937
22,509	Vishay Intertechnology Inc *	76,981
		$3,695,827

ELECTRONICS - SEMICONDUCTOR — 0.63%
155,518	Advanced Micro Devices Inc *	335,919
7,467	Broadcom Corp Class A *	126,715
39,431	Integrated Device Technology Inc *	221,208
117,177	LSI Logic Corp *	385,512
		$1,069,354

ENGINEERING & CONSTRUCTION — 0.06%
1,262	Fluor Corp	56,625
1,825	Foster Wheeler Ltd *	42,669
		$99,294

FINANCIAL SERVICES — 3.35%
35,235	Ameriprise Financial Inc	823,090
6,082	Bank of America Corp	85,635
4,218	Bank of New York Mellon Corp	119,496
2,036	BlackRock Inc	273,129
3,609	CME Group Inc	751,069
16,028	Eaton Vance Corp	336,748
6,163	Federated Investors Inc Class B	104,524
73,636	Invesco Ltd	1,063,304
54,319	Moody’s Corp	1,091,268
7,116	Northern Trust Corp	371,028
2,041	NYSE Euronext	55,883
28,052	SEI Investments Co	440,697
4,508	T Rowe Price Group Inc	159,764
		$5,675,635

FOOD & BEVERAGES — 3.93%
15,035	Campbell Soup Co	451,200
44,174	Coca-Cola Enterprises Inc	531,413
14,359	ConAgra Foods Inc	236,924
11,299	Constellation Brands Inc *	178,185
8,110	Dean Foods Co *	145,737
63,829	Del Monte Foods Co	455,739
55,819	Dr Pepper Snapple Group Inc *	907,059
11,465	Hansen Natural Corp *	384,421
16,387	Hershey Co	569,284
31,397	Hormel Foods Corp	975,819
4,837	JM Smucker Co	209,732
7,271	Pepsi Bottling Group Inc	163,670

8,310	PepsiAmericas Inc	169,192
42,311	Smithfield Foods Inc *	595,316
79,138	Tyson Foods Inc Class A	693,249
		$6,666,940

GOLD, METALS & MINING — 0.22%
18,311	Alpha Natural Resources Inc *	296,455
3,855	Reliance Steel & Aluminum Co	76,869
		$373,324

HEALTH CARE RELATED — 1.90%
22,496	AmericsourceBergen Corp	802,207
30,821	Brookdale Senior Living Inc	171,981
4,075	Cerner Corp *	156,684
20,287	Community Health Systems Inc *	295,784
2,425	Express Scripts Inc Class A *	133,327
10,386	Health Net Inc *	113,104
2,165	Henry Schein Inc *	79,434
5,054	LifePoint Hospitals Inc *	115,433
10,280	McKesson Corp	398,144
12,280	Medco Health Solutions Inc *	514,655
11,782	Universal Health Services Inc Class B	442,650
		$3,223,403

HOMEBUILDING — 0.95%
46,909	Centex Corp	499,112
8,403	DR Horton Inc	59,409
635	NVR Inc *	289,719
10,236	Pulte Homes Inc	111,879
30,356	Toll Brothers Inc *	650,529
		$1,610,648

HOUSEHOLD GOODS — 2.45%
3,946	Black & Decker Corp	164,982
35,711	Fortune Brands Inc	1,474,151
53,392	Leggett & Platt Inc	811,024
7,595	Mohawk Industries Inc *	326,357
8,838	Snap-on Inc	348,040
8,913	Stanley Works	303,933
17,616	Whirlpool Corp	728,422
		$4,156,909

INDEPENDENT POWER PRODUCER — 1.24%
159,965	Dynegy Inc Class A *	319,930
27,030	Mirant Corp *	510,056
43,110	NRG Energy Inc *	1,005,756
45,374	Reliant Energy Inc *	262,262
		$2,098,004

INSURANCE RELATED — 11.32%
28,895	AFLAC Inc	1,324,547
9,269	American Financial Group Inc	212,075
10,076	Aon Corp	460,272
39,700	Arch Capital Group Ltd *	2,782,666
2,631	Arthur J Gallagher & Co	68,169
4,155	Assurant Inc	124,650

7,650	Axis Capital Holdings Ltd	222,768
12,936	Brown & Brown Inc	270,362
28,972	Cincinnati Financial Corp	842,216
8,933	CNA Financial Corp	146,859
11,607	Conseco Inc *	60,124
11,832	Endurance Specialty Holdings Ltd	361,231
5,098	Everest Re Group Ltd	388,162
34,303	Fidelity National Title Group Inc	608,878
37,061	First American Financial Corp	1,070,692
34,722	Genworth Financial Inc	98,263
4,156	Hanover Insurance Group Inc	178,583
17,824	HCC Insurance Holdings Inc	476,792
43,312	Lincoln National Corp	815,998
18,067	Loews Corp	510,393
8,723	Mercury General Corp	401,171
73,379	Old Republic International Corp	874,678
10,639	OneBeacon Insurance Group Ltd	111,071
20,310	PartnerRe Ltd	1,447,494
15,610	Principal Financial Group Inc	352,318
113,970	Progressive Corp	1,687,896
13,977	Protective Life Corp	200,570
19,154	Reinsurance Group of America Inc	820,174
5,715	Travelers Cos Inc	258,318
16,279	Unitrin Inc	259,487
58,882	Unum Group	1,095,205
19,731	WR Berkley Corp	611,661
20,978	XL Capital Ltd Class A	77,619
		$19,221,362

INVESTMENT BANK/BROKERAGE FIRM — 0.16%
2,376	Investment Technology Group Inc *	53,983
12,469	Raymond James Financial Inc	213,594
		$267,577

LEISURE & ENTERTAINMENT — 0.07%
9,178	Royal Caribbean Cruises Ltd	126,198
		$126,198

MACHINERY — 1.72%
21,420	AGCO Corp *	505,298
3,566	Flowserve Corp	183,649
11,275	Gardner Denver Inc *	263,159
7,517	Graco Inc	178,378
5,869	Kennametal Inc	130,233
15,847	Lincoln Electric Holdings Inc	807,088
18,802	Timken Co	369,083
9,076	Toro Co	299,508
11,438	Trinity Industries Inc	180,263
		$2,916,659

MEDICAL PRODUCTS — 0.86%
21,240	Advanced Medical Optics Inc *	140,396
35,884	Boston Scientific Corp *	277,742
2,842	Gen-Probe Inc *	121,751
33,495	Hill-Rom Holdings Inc	551,328
18,409	Hologic Inc *	240,606
3,840	Varian Medical Systems Inc *	134,554
		$1,466,377

MISCELLANEOUS — 0.51%
17,869	Jarden Corp *	205,494
33,329	Leucadia National Corp	659,914
		$865,408

OIL & GAS — 6.00%
2,802	Apache Corp	208,833
4,900	Cabot Oil & Gas Corp Class A	127,400
27,211	Cimarex Energy Co	728,711
8,660	Encore Acquisition Co *	221,003
20,059	Exterran Holdings Inc *	427,257
6,927	FMC Technologies Inc *	165,070
10,862	Halliburton Co	197,471
898	Hess Corp	48,169
13,875	Murphy Oil Corp	615,356
21,081	Noble Energy Inc	1,037,607
2,766	Oil States International Inc *	51,697
25,351	Patterson-UTI Energy Inc	291,790
27,945	Pioneer Natural Resources Co	452,150
13,901	Plains Exploration & Production Co *	323,059
12,306	SEACOR SMIT Inc *	820,195
13,505	Southwestern Energy Co *	391,240
3,737	Spectra Energy Corp	58,820
23,019	St Mary Land & Exploration Co	467,516
18,286	Sunoco Inc	794,710
94,826	Tesoro Corp	1,248,858
3,815	Tidewater Inc	153,630
55,058	Valero Energy Corp	1,191,455
10,839	W&T Offshore Inc	155,214
		$10,177,211

PAPER & FOREST PRODUCTS — 1.31%
50,073	Domtar Corp *	83,622
75,445	International Paper Co	890,251
13,163	MeadWestvaco Corp	147,294
47,778	Sonoco Products Co	1,106,538
		$2,227,705

PERSONAL LOANS — 0.71%
16,788	AmeriCredit Corp *	128,260
8,292	Capital One Financial Corp	264,432
85,474	Discover Financial Services	814,567
		$1,207,259

PHARMACEUTICALS — 1.58%
33,635	Forest Laboratories Inc *	856,684
79,688	King Pharmaceuticals Inc *	846,287
40,790	Mylan Laboratories Inc *	403,413
16,271	Schering-Plough Corp	277,095
5,104.78	Teva Pharmaceutical Industries Ltd sponsored ADR	217,310
2,854	Watson Pharmaceuticals Inc *	75,831
		$2,676,620

PRINTING & PUBLISHING — 0.72%
27,500	EW Scripps Co	60,775
70,600	Gannett Co Inc	564,800
21,658	McGraw-Hill Cos Inc	502,249
6,360	RR Donnelley & Sons Co	86,369
		$1,214,193

REAL ESTATE — 10.07%
35,207	AMB Property Corp REIT	824,548
23,508	Annaly Capital Management Inc REIT	373,072
14,269	Apartment Investment & Management Co REIT	164,807
25,409	AvalonBay Communities Inc REIT	1,539,277
9,460	Boston Properties Inc REIT	520,300
19,895	BRE Properties Inc REIT	556,662
40,666	Developers Diversified Realty Corp REIT	198,450
38,198	Duke Realty Corp REIT	418,650
36,925	Equity Residential REIT	1,101,104
9,709	Essex Property Trust Inc REIT	745,166
7,165	Federal Realty Investment Trust REIT	444,803
11,786	HCP Inc REIT	327,297
9,762	Health Care Inc REIT	411,956
28,377	Jones Lang LaSalle Inc	786,043
21,608	Kilroy Realty Corp REIT	723,004
34,802	Kimco Realty Corp REIT	636,181
44,957	Liberty Property Trust REIT	1,026,368
7,131	Mack-Cali Realty Corp REIT	174,710
74,147	Nationwide Health Properties Inc REIT	2,129,501
14,529	Plum Creek Timber Co Inc REIT	504,737
2,181	Public Storage REIT	173,390
2,332	Rayonier Inc REIT	73,108
19,285	Regency Centers Corp REIT	900,610
16,272	Simon Property Group Inc REIT	864,531
21,101	SL Green Realty Corp REIT	546,516
19,719	Ventas Inc REIT	661,967
4,120	Vornado Realty Trust REIT	248,642
		$17,075,400

RESTAURANTS — 2.28%
4,012	Chipotle Mexican Grill Inc *	248,664
24,816	McDonald’s Corp	1,543,307
19,013	Panera Bread Co Class A *	993,239
34,170	Yum! Brands Inc	1,076,355
		$3,861,565

RETAIL — 4.02%
1,186	Aeropostale Inc *	18,838
35,569	BJ’s Wholesale Club Inc *	1,218,594
15,535	Dollar Tree Inc *	649,363
30,675	Family Dollar Stores Inc	799,697
47,317	Foot Locker Inc	347,307
6,819	HSN Inc *	49,574
1,806	Kroger Co	47,696
16,537	Petsmart Inc	305,108
36,351	RadioShack Corp	434,031
121,973	Rite Aid Corp *	37,812
15,229	Ross Stores Inc	452,758
75,706	Safeway Inc	1,799,531

5,098	Sears Holding Corp *	198,159
24,828	SUPERVALU Inc	362,489
6,046	Urban Outfitters Inc *	90,569
		$6,811,526

SAVINGS & LOANS — 1.23%
97,079	Hudson City Bancorp Inc	1,549,381
7,082	People’s United Financial Inc	126,272
16,315	TFS Financial Corp	210,464
13,743	Washington Federal Inc	205,595
		$2,091,712

SPECIALIZED SERVICES — 2.90%
31,382	Accenture Ltd	1,029,015
1,823	Apollo Group Inc *	139,678
15,079	Broadridge Financial Solutions Inc	189,091
12,378	Career Education Corp *	222,061
2,723	Cintas Corp	63,255
7,993	Computer Sciences Corp *	280,874
32,074	Convergys Corp *	205,594
28,021	Fidelity National Information Services Inc	455,902
22,858	Genpact Ltd *	187,893
29,897	Hertz Global Holdings Inc *	151,578
1,345	ITT Educational Services Inc *	127,748
30,129	Manpower Inc	1,024,085
26,367	Robert Half International Inc	548,961
20,696	UTI Worldwide Inc	296,781
		$4,922,516

TELEPHONE & TELECOMMUNICATIONS — 2.00%
7,996	Amdocs Ltd *	146,247
8,843	AT&T Inc	252,026
31,239	CenturyTel Inc	853,762
14,035	Crown Castle International Corp *	246,735
15,603	Embarq Corp	561,084
6,415	Frontier Communications Corp	56,067
2,565	Leap Wireless International Inc *	68,973
49,908	Qwest Communications International Inc	181,665
186,890	Sprint Nextel Corp	342,009
5,615	Telephone & Data Systems Inc	178,276
5,597	Verizon Communications	189,738
34,050	Windstream Corp	313,260
		$3,389,842

TEXTILES — 0.22%
11,267	Coach Inc *	234,016
24,548	Jones Apparel Group Inc	143,851
		$377,867

TOBACCO — 1.82%
33,671	Lorillard Inc	1,897,361
17,259	UST Inc	1,197,429
		$3,094,790

TRANSPORTATION — 1.39%
15,082	Alexander & Baldwin Inc	377,955
10,449	Con-Way Inc	277,943
37,022	JB Hunt Transport Services Inc	972,569
3,124	Landstar System Inc	120,055
4,942	Ryder System Inc	191,651
24,022	Werner Enterprises Inc	416,541
		$2,356,714

UTILITIES — 4.23%
47,910	Atmos Energy Corp	1,135,467
31,379	Duke Energy Corp	470,999
5,345	Energen Corp	156,769
48,468	MDU Resources Group Inc	1,045,939
30,555	NiSource Inc	335,188
16,754	Scana Corp	596,442
27,089	Sempra Energy	1,154,804
35,058	UGI Corp	856,116
57,078	Vectren Corp	1,427,522
		$7,179,246

WATER — 0.10%
7,972	American Water Works Co Inc	166,455
		$166,455

TOTAL COMMON STOCK — 100.00% (Cost $217,143,156)		$169,638,846

TOTAL MAXIM MIDCAP VALUE — 100% (Cost $217,143,156)		$169,638,846

Legend

*	Non-income Producing Security

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim MidCap Value Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	8,214,872	4.85%
Consumer Products & Services	34,476,520	20.31%
Financial Services	55,445,212	32.68%
Health Care Related	9,105,358	5.37%
Industrial Products & Services	11,140,082	6.57%
Natural Resources	17,634,287	10.40%
Technology	7,443,353	4.39%
Transportation	4,961,649	2.92%
Utilities	21,217,513	12.51%
	$169,638,846	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim MidCap Value Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 677.23	$ 5.27

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,018.85	$ 6.34

*Expenses are equal to the Portfolio's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT DIRECTORS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	33	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	33
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	33
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	33	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	33
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$60,300
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$56,600

** As of December 31, 2008, there were 33 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.

The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $296,425 for fiscal year 2007 and $315,080 for fiscal year 2008.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2007 and $37,500 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $128,905 for fiscal year 2007 and $138,345 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2007 equaled $640,700, and for fiscal year 2008 equaled $3,004,438.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Certification as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer

Date:	February 26, 2009